Other provisions - Summary of Other Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 2,535
Exchange adjustments	(83)
Charge for the year	840
Reversed/unused	(148)
Unwinding of discount	28
Utilised	(1,651)
Transfer to assets held for sale/distribution	(1)
Additions through business combinations	23
Reclassifications and other movements	7
Transfer to pension obligations	(2)
Other provisions, ending balance	1,548
To be settled within one year	938	£ 1,946
To be settled after one year	610	589
Other provisions	1,548	2,535
Legal and other disputes
Disclosure of other provisions [line items]
Other provisions, beginning balance	1,446
Exchange adjustments	(84)
Charge for the year	148
Reversed/unused	(11)
Unwinding of discount	24
Utilised	(1,313)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	0
Transfer to pension obligations	0
Other provisions, ending balance	210
To be settled within one year	189
To be settled after one year	21
Other provisions	210	1,446
Major restructuring programmes
Disclosure of other provisions [line items]
Other provisions, beginning balance	273
Exchange adjustments	1
Charge for the year	67
Reversed/unused	(51)
Unwinding of discount	1
Utilised	(110)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	6
Transfer to pension obligations	(2)
Other provisions, ending balance	185
To be settled within one year	100
To be settled after one year	85
Other provisions	185	273
Employee related provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	426
Exchange adjustments	2
Charge for the year	391
Reversed/unused	(59)
Unwinding of discount	3
Utilised	(121)
Transfer to assets held for sale/distribution	0
Additions through business combinations	23
Reclassifications and other movements	9
Transfer to pension obligations	0
Other provisions, ending balance	674
To be settled within one year	370
To be settled after one year	304
Other provisions	674	426
Other provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	390
Exchange adjustments	(2)
Charge for the year	234
Reversed/unused	(27)
Unwinding of discount	0
Utilised	(107)
Transfer to assets held for sale/distribution	(1)
Additions through business combinations	0
Reclassifications and other movements	(8)
Transfer to pension obligations	0
Other provisions, ending balance	479
To be settled within one year	279
To be settled after one year	200
Other provisions	£ 479	£ 390